Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of depreciation rates	The Barclays Bank Group and Barclays Bank PLC use the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings	2%-3.3%
Leasehold property	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6%-10%
Equipment installed in freehold and leasehold property	6%-10%
Computers and similar equipment	17%-33%
Fixtures and fittings and other equipment	9%-20%

Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets

	Barclays Bank Group
	Investment property	Property	Equipment	Right of use assets[1]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2025	9	1,624	938	1,043	3,614
Additions	33	59	84	99	275
Disposals[2]	—	(5)	(20)	(35)	(60)
Exchange and other movements[3]	1	(98)	(58)	21	(134)
As at 31 December 2025	43	1,580	944	1,128	3,695
Accumulated depreciation and impairment
As at 1 January 2025	—	(813)	(725)	(530)	(2,068)
Depreciation charge[4]	—	(43)	(72)	(47)	(162)
Impairment charge[4]	—	(2)		(6)	(8)
Disposals[2]	—	5	20	29	54
Exchange and other movements[3]	—	44	41	7	92
As at 31 December 2025	—	(809)	(736)	(547)	(2,092)
Net book value	43	771	208	581	1,603
Cost
As at 1 January 2024	2	1,540	942	803	3,287
Additions	9	70	58	12	149
Disposals[2]	(2)	(14)	(47)	(9)	(72)
Exchange and other movements	—	28	(15)	237	250
As at 31 December 2024	9	1,624	938	1,043	3,614
Accumulated depreciation and impairment
As at 1 January 2024	—	(778)	(690)	(557)	(2,025)
Depreciation charge[4]	—	(42)	(73)	(51)	(166)
Impairment charge[4]	—	—	—	0	0
Disposals[2]	—	14	40	9	63
Exchange and other movements	—	(7)	(2)	69	60
As at 31 December 2024	—	(813)	(725)	(530)	(2,068)
Net book value	9	811	213	513	1,546
Notes
1Right of use (ROU) asset balances relate to Property Leases accounted in accordance with IFRS 16. Refer to Note 19 for further details
2Disposals pertain to fully depreciated assets which are not in use
3      Exchange and other movements in Right of use (ROU) asset balances include modification related to a lease extension by ~91 years.
4    Depreciation and impairment charge is part of Infrastructure, administration and general expenses shown under Note 7